Related Party Transactions (Details) (USD $)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended	5 Months Ended	12 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended		5 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	May 24, 2011 Predecessor	Dec. 31, 2010 Predecessor	Sep. 30, 2013 CD&R	Sep. 30, 2012 CD&R	Dec. 31, 2011 CD&R	Sep. 30, 2013 CD&R	Sep. 30, 2012 CD&R	Dec. 31, 2012 CD&R	Dec. 31, 2012 Onex subsidiary EVHC	May 24, 2011 Onex subsidiary Predecessor	Dec. 31, 2010 Onex subsidiary Predecessor
Related party transactions
Annual fee												$ 5,000,000		$ 5,000,000
Annual management fee	20,609,000	1,250,000	3,014,000	23,109,000	3,750,000	5,000,000	399,000	1,000,000	20,600,000	1,300,000	3,000,000	23,100,000	3,800,000	5,000,000	1,000,000	400,000	1,000,000
Consulting expenses paid														40,000,000
Out-of-pocket expenses paid														$ 2,600,000